Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [Abstract]
Property, plant and equipment
4.	Property, plant and equipment

in CHF thousands	Furniture	Computers /IT	Lab Equipment	Leasehold Improvements	Total
Acquisition Cost:
Balance at December 31, 2017	85	569	4,161	272	5,087
Acquisitions	41	456	1,357	78	1,932
Disposals	—	—	(151)	—	(151)
Balance at December 31, 2018	126	1,025	5,367	350	6,868

Accumulated depreciation:
Balance at December 31, 2017	(59)	(259)	(2,311)	(105)	(2,734)
Depreciation expense	(18)	(196)	(697)	(50)	(961)
Disposals	—	—	151	—	151
Balance at December 31, 2018	(77)	(455)	(2,857)	(155)	(3,544)

Carrying Amount:
December 31, 2017	26	310	1,850	167	2,353
December 31, 2018	49	570	2,510	195	3,324

in CHF thousands	Furniture	Computers /IT	Lab Equipment	Leasehold Improvements	Total
Acquisition Cost:
Balance at December 31, 2016	81	298	2,792	103	3,274
Acquisitions	4	271	1,369	169	1,813
Balance at December 31, 2017	85	569	4,161	272	5,087

Accumulated depreciation:
Balance at December 31, 2016	(45)	(172)	(1,858)	(79)	(2,154)
Depreciation expense	(14)	(87)	(453)	(26)	(580)
Balance at December 31, 2017	(59)	(259)	(2,311)	(105)	(2,734)

Carrying Amount:
December 31, 2016	36	126	934	24	1,120
December 31, 2017	26	310	1,850	167	2,353

For the years ended December 31, 2018, 2017 and 2016, the Company incurred CHF 1.0 million, 0.6 million and CHF 0.3 million in depreciation expense, respectively.